Related Parties (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Abstract]
Transactions Notes Receivable
	As of September 30, 2023	As of December 31, 2022	Original Principal	Issue Date	Maturity Date
Notes receivable
Note 2	$1,027	$1,057	$5,355	5/1/2019	4/30/2024
Note 3	42	119	491	6/1/2019	5/31/2024
Note 6	—	351	1,111	5/22/2020	5/22/2023
Note 8	2,065	2,221	2,816	5/1/2020	5/1/2025
Note 9	—	125	125	1/24/2022	6/30/2023
Total notes receivables	3,134	3,873
Less: Current portion of notes receivable	$(1,630)	(1,797)
Notes receivable, less current portion	$1,504	$2,076
The notes bear interest at the Company’s incremental borrowing rate (1.57% at December 31, 2022 and 1.55% at December 31, 2021).
	As of December 31,		Original Principal	Issue Date	Maturity Date
	2022	2021
Notes receivable
Note 2	$1,057	$1,294	$5,355	5/1/2019	4/30/2024
Note 3	119	217	491	6/1/2019	5/31/2024
Note 4	—	259	917	8/1/2019	7/31/2024
Note 6	351	680	1,111	5/22/2020	5/22/2023
Note 8	2,221	2,513	2,816	5/1/2020	5/1/2025
Note 9	125	—	125	1/24/2022	6/30/2023
Total notes receivables	3,873	4,963
Less: Current portion of notes receivable	(1,797)	(1,812)
Notes receivable, less current portion	$2,076	$3,151